Provisions and Other Liabilities	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provisions and Other Liabilities
Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2019	December 31, 2018
Provisions (a)	$2,345	$1,653
Derivative liabilities (net of current portion of $2 (2018 – $6))	31	39
ENAMI preferential dividend (Note 5(a))	82	—
IMSA payable (Note 5(d))	58	58
Other	20	42
	$2,536	$1,792

a)	Provisions

The following table summarizes the movements in provisions for the year ended December 31, 2019:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other	Total
As at January 1, 2019	$1,614	$194	$1,808
Settled during the year	(67)	(45)	(112)
Change in discount rate	527	—	527
Change in amount and timing of cash flows	69	91	160
Accretion	112	2	114
Other	5	—	5
Changes in foreign exchange rates	(26)	(6)	(32)
As at December 31, 2019	2,234	236	2,470
Less current portion of provisions (Note 18)	(90)	(35)	(125)
Long-term provisions	$2,144	$201	$2,345

During the year ended December 31, 2019, we recorded $78 million (2018 – $33 million) of additional study and environmental costs arising from legal obligations through other provisions.

Decommissioning and Restoration Provisions

The decommissioning and restoration provisions represent the present value of estimated costs for required future decommissioning and other site restoration activities. These activities include removal of site structures and infrastructure, recontouring and revegetation of previously mined areas and the management of water and water quality in and around each closed site. The majority of the decommissioning and site restoration expenditures occur near the end of, or after, the life of the related operation.

After the end of the life of certain operations, water quality management costs may extend for periods in excess of 100 years. Of the total, our provision for these expenditures was $745 million as at December 31, 2019 of which $411 million relates to our steelmaking coal business unit. For our steelmaking coal operations, the current and future requirements for water quality management are established under a regional permit issued by the provincial government of British Columbia.

In 2019, the decommissioning and restoration provision was calculated using nominal discount rates between 5.03% and 6.69%. We also used an inflation rate of 2.00% (2018 - 2.00%) in our cash flow estimates. The total decommissioning and restoration provision includes $396 million (2018 – $249 million) in respect of closed operations.